Income Tax (Income)/ Expense (Details) - Summary of deferred tax balances - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary difference [Member]
Income Tax (Income)/ Expense (Details) - Summary of deferred tax balances [Line Items]
Beginning of the year	$ 63,509,644	$ 59,616,758	$ 60,645,730
Bad Debt provisions charged to profit or loss	6,064,120	(2,334,410)	(1,028,972)
Inventory provision charged to profit or loss	1,283
Impairment charged to profit or loss	2,944,979
Tax loss carried forward	6,102,339	6,227,296
Effect of translation
End of the year	78,622,365	63,509,644	59,616,758
Deferred tax assets [Member]
Income Tax (Income)/ Expense (Details) - Summary of deferred tax balances [Line Items]
Beginning of the year	16,960,839	14,330,463	14,688,829
Bad Debt provisions charged to profit or loss	1,516,030	583,603	257,243
Inventory provision charged to profit or loss	321
Impairment charged to profit or loss	736,245
Tax loss carried forward	1,529,706	1,556,824
Allowance	(21,245,906)
Effect of translation	$ 502,765	489,949	(615,609)
End of the year		$ 16,960,839	$ 14,330,463